Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Accounts receivable	$39,959	$1,100
Provision for estimated credit losses	(243)	(1,100)
Total accounts receivable, net	$39,716	$-

Movements of provision for accounts receivable’s estimated credit losses are as follows:

	As of September 30, 2024	As of June 30, 2024

Beginning balance	$1,100	$214
Addition (recovery)	(940)	182,544
Disposal of subsidiaries	-	(180,792)
Exchange rate effect	83	(866)
Ending balance	$243	$1,100

Note 3 – Accounts receivable, net

	As of June 30, 2024	As of June 30, 2023

Accounts receivable	$1,100	$163,383
Provision for estimated credit losses	(1,100)	(214)
Total accounts receivable, net	$-	$163,169

Movements of provision for accounts receivable’s estimated credit losses are as follows:

	As of June 30, 2024	As of June 30, 2023

Beginning balance	$214	$227
Addition	182,544	601
Write-off	-	(601)
Disposal of subsidiaries	(180,792)	-
Exchange rate effect	(866)	(13)
Ending balance	$1,100	$214